CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Cash Flows From Operating Activities
Net Income	$ 1,585,068	$ 2,082,417	$ 4,203,009	$ 4,643,643
Adjustments to reconcile net income to net cash provided by operating activities:
Loss on fixed assets disposal			144,732	134,184
Depreciation and amortization	312,023	176,298	374,123	372,795
Changes in operating assets and liabilities:			(42,407)	(68,461)
Accounts receivable	(2,659,221)	(2,365,032)	(2,367,899)	(2,589,305)
Accounts receivable - related parties	140,907	65,990
Advance to suppliers	(542,783)	(54,702)	(107,901)	78
Inventory	81,615	1,546,419	1,322,444	(67,687)
Notes receivable			16,763	(16,791)
Other current assets	(63,238)	(107,721)	45,123	1,432,573
Other assets	(611,518)
Accounts payable	2,044,082	441,844	149,571	10,071
Advance from customers	(18,655)	31,299	(96,590)	(105,613)
Accrued expenses and other payables	(247,938)	(26,152)	255,245	170,243
Deferred rent payable	6,538	2,398	4,049	4,792
Taxes payable	291,885	459,107	995,422	1,112,671
Net Cash Provided by Operating Activities	318,765	2,252,165	4,895,684	5,033,193
Cash Flows From Investing Activities
Proceeds from disposal of fixed assets				21,020
Acquisition of heritage and cultural assets	(124,220)
Acquisition of property and equipment	(283,028)	(462,197)	(4,742,229)	(186,511)
Construction in progress	(38,220)	(2,732,981)		(596,283)
Net Cash Used in Investing Activities	(445,468)	(3,195,178)	(4,742,229)	(761,774)
Cash Flows From Financing Activities
Due from related party	(1,553,360)	(271,549)	138,886	453,755
Due to related party	1,353,117	492,310	193,487
Dividend paid		(712,370)	(2,172,590)	(6,267,815)
Capital contribution			500,000	2,400,000
Net Cash Used in Financing Activities	(200,243)	(491,609)	(1,340,217)	(3,414,060)
Effect of Exchange Rate Changes on Cash and Cash Equivalents	5,753	12,601	(501)	(42,944)
Net (decrease) increase in cash and cash equivalents	(321,193)	(1,422,021)	(1,187,263)	814,415
Cash and cash equivalents, beginning balance	985,004	2,172,267	2,172,267	1,357,852
Cash and cash equivalents, ending balance	663,811	750,245	985,004	2,172,267
Supplemental Disclosure of Cash Flow Information
Income tax payments	118,774	42,829	78,936
Supplemental Disclosure of Non-Cash Investing Activities
Subscription receivable from sales of common stock	2,400,000
Transfer from construction in progress to fixed assets			$ 527,839